State Street SPDR MSCI World StrategicFactors ETF Investment Objectives and Goals - State Street SPDR MSCI World StrategicFactors ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® MSCI World StrategicFactorsSM ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR MSCI World StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed equity markets of the world.